Restatement of Previously Issued Consolidated Financial Statements - Consolidated Statements of Comprehensive Income (FY) (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Nov. 17, 2020	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Nov. 16, 2020	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Net income (loss)	$ (94,221)	$ (94,221)	$ 19,928	$ (10,326)	$ (3,050)	$ (83,202)	[1]	$ 59,998	$ 63,685
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized gain on cash flow hedges		761	3,679	(7,277)	(5,641)	(4,880)	[1]	(6,521)	1,264
Foreign currency translation adjustment		385	(615)	(293)	$ 393	778	[1]	253	(110)
Total other comprehensive income (loss)			3,064	(7,570)		(4,102)	[1]	(6,268)	1,154
Comprehensive income (loss) before noncontrolling interests			22,992	(17,896)		(87,304)	[1]	53,730	64,839
Less: Comprehensive income attributable to redeemable noncontrolling interest			8,089	2,093		14,069	[1]	0	0
Less: Comprehensive income attributable to noncontrolling interests in subsidiaries			8,589	2,536		11,617	[1]	13,221	24,486
Less: Comprehensive income (loss) attributable to noncontrolling interests in GCMH			3,075	(22,525)		(117,288)	[1]	40,509	40,353
Comprehensive income (loss) attributable to GCM Grosvenor Inc.			$ 3,239	$ 0		4,298	[1]	$ 0	$ 0
As Previously Reported
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Net income (loss)		(78,649)				(67,630)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized gain on cash flow hedges						(4,880)
Foreign currency translation adjustment						778
Total other comprehensive income (loss)						(4,102)
Comprehensive income (loss) before noncontrolling interests						(71,732)
Less: Comprehensive income attributable to redeemable noncontrolling interest						14,069
Less: Comprehensive income attributable to noncontrolling interests in subsidiaries						11,617
Less: Comprehensive income (loss) attributable to noncontrolling interests in GCMH						(105,174)
Comprehensive income (loss) attributable to GCM Grosvenor Inc.						7,756
Restatement Impacts
Schedule of Error Corrections and Prior Period Adjustment Restatement [Line Items]
Net income (loss)		$ (15,572)				(15,572)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized gain on cash flow hedges						0
Foreign currency translation adjustment						0
Total other comprehensive income (loss)						0
Comprehensive income (loss) before noncontrolling interests						(15,572)
Less: Comprehensive income attributable to redeemable noncontrolling interest						0
Less: Comprehensive income attributable to noncontrolling interests in subsidiaries						0
Less: Comprehensive income (loss) attributable to noncontrolling interests in GCMH						(12,114)
Comprehensive income (loss) attributable to GCM Grosvenor Inc.						$ (3,458)

[1]	For discussion on the restatement adjustments, see Note 4.